Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 – Related Parties

A.	Balances

1.	As of December 31, 2015 and 2014, the Company had an accrual in the amount of $236 thousand and $255 thousand, respectively, pursuant to an employment agreement with its CEO.

2.
In December 2011, the Company signed an agreement with the beneficiaries of one of its cofounders, which stated that the beneficiaries are entitled to an aggregate amount of $263 thousand as a result of outstanding obligations of the Company owed to the late co-founder. Such amount is subject to annual interest equal to LIBOR + 1%.

During the year 2015, the balance was fully paid.

B.	Transactions

1.	During 2015, 2014 and 2013, the Company recorded salary expenses in the amount of $434 thousand, $512 thousand and $34 respectively, pursuant to an employment agreement with its President and CEO.

2.	During 2015 and 2014, the Company recorded salary expenses in the amount of $98 thousand $91 respectively, pursuant to an employment agreement with its CMO, who also serves a director.

3.	During 2015 and 2014 the company recorded directors fee expenses in the amount of $210 thousand and $165 thousand, pursuant to a service agreement with its directors.

4.
In 2012, the Company issued 241,299 options in order to purchase ordinary shares of the Company to the chairman of its board of directors. During 2015, 2014 and 2013, the stock-based compensation expenses with respect to the options amounted to $0 thousand, $43 thousand and $101 thousand, respectively. See also Note 10.A.7.

5.
In December 2013, the Company granted 806,274 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors. The options will vest over various periods not exceeding two years and will expire in September 2023. The exercise price is between $0.01 and $3.57 per share. As of December 31, 2015, all the above mentioned options were vested. The aggregate grant date fair value of such options is $7.8 million. During the year 2015 and 2014, with respect to the above-mentioned options, the Company recorded stock-based compensation expenses in the amount of $415 thousand and $413 thousand, respectively, See also Note 10.

6.
In March 2014, the Company granted 25,749 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors. The options will vest over various periods not exceeding three years and will expire in September 2023. The exercise price is $3.67 per share. As of December 31, 2015, the amount of vested Options is 18,593. The aggregate grant date fair value of such options is $285 thousand. During the year 2015 and 2014, with respect to the above-mentioned options, the Company recorded stock-based compensation expenses in the amount of $63 thousand and $145 thousand, respectively, See also Note 9.

7.
In May 2015, the Company granted 160,000 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors. The options will vest over four years and will expire in September 2024. The exercise price is $5.49 per share. As of December 31, 2015, none of the above mentioned options were vested. The aggregate grant date fair value of such options is $1.0 million. During the year 2015, with respect to the above-mentioned options, the Company recorded stock-based compensation expenses in the amount of $167 thousand. See also Note 10.

8.
Subsequent to the balance sheet date, In February 2016, the Company granted 470,000 options to purchase ordinary shares of the Company with a NIS 0.01 par value to certain directors, and as well 37,500 restricted shares. The options and restricted shares will vest over a period of four years. The options will expire 10 years from the grant date. The exercise price of the options is $5.94 per share. The aggregate grant date fair value of such options is $3.05 million. The Grant is subject to the approval of the general shareholders meeting.